Dividends and other reserves	6 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends and other reserves	Dividends and other reserves

	Six months ended 31 December 2025	Six months ended 31 December 2024
Amounts recognised as distributions to equity shareholders	$ million	$ million
Final dividend for the year ended 30 June 2025 of 62.98 cents per share (2024 - 62.98 cents)	1,401	1,399
An interim dividend of 20 cents per share (2024 – 40.50 cents) was approved by the Board of Directors on 24 February 2026.
As the approval was after the balance sheet date, it was not included as a liability.
Other reserves surplus of $318 million at 31 December 2025 (2024 – $464 million deficit) include a capital redemption reserve of $4,082 million (2024 – $4,082 million), a hedging reserve surplus of $185 million (2024 – $121 million) and an exchange reserve deficit of $3,949 million (2024 – $4,667 million). Out of the total hedging reserve, a surplus of $2 million (2024 –
$9 million) represents the cost of hedging arising from cross currency interest rate swaps in net investment hedges.